Commitments and Contingencies (Details Narrative) - USD ($)																				1 Months Ended				6 Months Ended	12 Months Ended
	Apr. 21, 2020	Apr. 08, 2020	Feb. 26, 2020	Feb. 24, 2020	Feb. 18, 2020	Feb. 18, 2020	Feb. 12, 2020	Jan. 23, 2020	Dec. 31, 2019	Nov. 19, 2019	Jul. 02, 2019	Apr. 15, 2019	Mar. 15, 2019	Mar. 07, 2019	Feb. 15, 2019	Dec. 12, 2018	Oct. 03, 2018	Jun. 06, 2018	Mar. 27, 2018	Jul. 31, 2020	Jun. 01, 2020	Mar. 31, 2020	May 31, 2018	Jun. 30, 2020	Dec. 31, 2017	Dec. 19, 2019	Dec. 31, 2018
Number of common stock shares issued					216,783		1,540,000
Number of warrants issued							123,200																	123,200
Convertible promissory notes									$ 536,082															$ 100,000
Debt instrument accrued interest									520,682															21,752			$ 433,494
Litigation settlement amount								$ 130,185
Accrued tax									329,089															253,831
Robert E. Morgan [Member]
Loss contingency seeking damages																	$ 2,391,330						$ 1,357,243
Upfront amount																	25,000
Additional upfront fee																	$ 175,000
Accounts payable and accrued expenses																										$ 52,500
Note Holder [Member]
Repayment of debt										$ 71,035
Convertible promissory notes									100,000										$ 100,000					100,000
Other costs																		$ 171,035	$ 171,035
Debt instrument accrued interest									$ 18,237															$ 21,031
Fountain Valley [Member]
Loss contingency seeking damages																$ 121,000
Paid of litigation settlement amount															$ 85,000
Consultant [Member]
Number of common stock shares issued																					5,000	75,000		28,571
Consultant [Member] | 2020 Incentive Stock Plan [Member]
Agreement term, description		The term of the agreement commenced from the execution date and ends on April 1, 2021. Pursuant to the terms, the Company agreed to pay the consultant in the form of non-qualified stock options to acquire 200,000 shares of the Company's common stock, exercisable at $2.50 per share for a period of one year. The Options are fully vested upon the signing of this agreement. In addition, the option is callable by the Company in the event the market price of its shares close above $3.50 per share for five consecutive dates upon which the consultant will have three days to elect to exercise or forfeit the options.
Amendment Agreement Term		$ 200,000
Limestone Associates LLC [Member]
Rent expense																									$ 25,748
Crownhall Realty, LLC [Member] | Robert E. Morgan [Member]
Loss contingency seeking damages																							1,034,087
Resolute Contractors, Inc [Member]
Litigation settlement amount																							$ 98,005
Subsequent Event [Member]
Number of common stock shares issued	51,105
Number of warrants rescinded																				300,000
Number of shares rescinded																				100,000
Profession Service Agreement [Member]
Agreement term, description						The term of the agreement commences from the effective date on February 18, 2020 and expires on February 18, 2021.
Number of common stock shares issued						300,000
Number of warrants issued						100,000
Warrant term					3 years	3 years
Warrant exercise price					$ 5.00	$ 5.00
Consulting Agreement [Member]
Agreement term, description				The term of the agreement is for two months from the effective date on February 27, 2020 and expired on April 27, 2020.
Number of common stock shares issued				10,000					500		1,642													10,000
Repayment of debt				$ 215,000																				$ 215,000
Consulting Agreement [Member] | Subsequent Event [Member]
Agreement term, description		The term of the agreement commences on the signing date of the agreement and ends on April 1, 2021
Settlement Agreement [Member] | Fountain Valley [Member]
Paid of litigation settlement amount												$ 7,000	$ 15,000
Payments for legal settlements, description												The Company agreed to make the following payments (i) $15,000 on or before March 15, 2019, and (ii) ten monthly installments of $7,000 commencing on April 15, 2019 and continuing monthly on the 15th day of each month though January 15, 2020. The company has accrued for the liability in accounts payable and accrued expenses and has been making repayments pursuant to the settlement agreement. As of January 15, 2020, the Company has met all their obligations and the full amount has been paid.
Litigations, Claims and Assessments [Member]
Loss contingency seeking damages														$ 32,809
Accounts payable and accrued expenses									$ 30,000															$ 30,000
Kitchen Services Agreement [Member] | Minimum [Member]
Monthly license fees			$ 3,000
Kitchen Services Agreement [Member] | Maximum [Member]
Monthly license fees			$ 4,000